                 ----------------------------------------------

                                   PROSPECTUS
                                  MAY 2, 2005
                 ----------------------------------------------

                            SUNAMERICA SERIES TRUST
                                (CLASS 3 SHARES)

                  --    High-Yield Bond Portfolio
                  --    MFS Total Return Portfolio
                  --    MFS Massachusetts Investors Trust Portfolio
                  --    MFS Mid-Cap Growth Portfolio
                  --    Small & Mid Cap Value Portfolio
                  --    International Diversified Equities Portfolio
                  --    Foreign Value Portfolio

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS............................................      3

  Q&A.......................................................      3

EXPENSE SUMMARY.............................................     14

ACCOUNT INFORMATION.........................................     16

MORE INFORMATION ABOUT THE PORTFOLIOS.......................     20

  Investment Strategies.....................................     20

GLOSSARY....................................................     24

  Investment Terminology....................................     24

  Risk Terminology..........................................     27

MANAGEMENT..................................................     30

  Information about the Investment Adviser and Manager......     30

  Information about the Subadvisers.........................     30

  Information about the Distributor.........................     31

  Portfolio Management......................................     32

  Custodian, Transfer and Dividend Paying Agent.............     36

FINANCIAL HIGHLIGHTS........................................     37

FOR MORE INFORMATION........................................     41

SunAmerica Series Trust

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of SunAmerica Series Trust (the "Trust") and to provide you with information about the Trust's thirty-two separate investment series, seven of which are included in this Prospectus ("Portfolios"), and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begins on page 20, and the glossary that follows on page 24.

Q&A

Q:   WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
     STRATEGIES?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and a principal investment strategy for pursuing it. A Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.

-----------------------------------------------------------------------------------------------
                                    FIXED INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  High-Yield Bond          high current income and,   invests, under normal circumstances,
  Portfolio                secondarily, capital       at least 80% of net assets in
                           appreciation               intermediate and long-term corporate
                                                      obligations, emphasizing high-yield,
                                                      high-risk fixed income securities
                                                      (junk bonds) with a primary focus on
                                                      "B" rated high-yield bonds
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                            BALANCED OR ASSET ALLOCATION PORTFOLIOS
-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  MFS Total Return         reasonable current         invests primarily in common stocks
  Portfolio                income, long-term          and fixed income securities, with an
                           capital growth and         emphasis on income-producing
                           conservation of capital    securities that appear to have some
                                                      potential for capital enhancement
-----------------------------------------------------------------------------------------------

FIXED INCOME PORTFOLIOS typically seek to provide high current income consistent with the preservation of capital by investing in fixed income securities.

INCOME is interest payments from bonds or dividends from stocks.

"NET ASSETS" as referred to under "Principal Investment Strategy" takes into account borrowings for investment purposes.

BALANCED PORTFOLIOS typically try to balance three different investment goals: capital appreciation, income and capital preservation by investing in a mixture of stocks, bonds and money market instruments.

CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.

                                                         SunAmerica Series Trust


-------------------------------------------------------------------------------------------------
                                        EQUITY PORTFOLIOS
-------------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL             PRINCIPAL INVESTMENT STRATEGY
-------------------------------------------------------------------------------------------------
  MFS Massachusetts        reasonable current         invests primarily in equity securities
  Investors Trust          income and long-term
  Portfolio                growth of capital and
                           income
-------------------------------------------------------------------------------------------------
  MFS Mid-Cap Growth       long-term growth of        invests, under normal circumstances, at
  Portfolio                capital                    least 80% of net assets in equity
                                                      securities of medium-sized companies
                                                      that its Subadviser believes have
                                                      above-average growth potential
-------------------------------------------------------------------------------------------------
  Small & Mid Cap Value    long-term growth of        invests, under normal circumstances, at
  Portfolio                capital                    least 80% of net assets in equity
                                                      securities of companies with small and
                                                      medium market capitalizations that the
                                                      Subadviser determines to be undervalued
-------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
                                   INTERNATIONAL PORTFOLIOS
-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  International            long-term capital          invests primarily (in accordance with
  Diversified Equities     appreciation               country and sector weightings
  Portfolio                                           determined by its Subadviser) in
                                                      securities of foreign issuers that,
                                                      in the aggregate, replicate broad
                                                      country and sector indices; under
                                                      normal circumstances at least 80% of
                                                      net assets of the Portfolio will be
                                                      invested in equity securities
-----------------------------------------------------------------------------------------------
  Foreign Value            long-term growth of        invests, under normal circumstances,
  Portfolio                capital                    at least 80% of net assets in equity
                                                      and debt securities of companies and
                                                      governments outside the U.S.,
                                                      including emerging markets
-----------------------------------------------------------------------------------------------

A "VALUE" PHILOSOPHY -- that of investing in securities that are believed to be undervalued in the market -- often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.

A "GROWTH" PHILOSOPHY -- that of investing in securities believed to offer the potential for capital appreciation -- focuses on securities of companies that are considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.

MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.

INTERNATIONAL PORTFOLIOS typically seek capital appreciation by investing significantly in securities traded in markets outside the U.S.

AN "EMERGING MARKET" COUNTRY is generally a country with a low or middle income economy or that is in the early stages of its industrialization cycle.


SunAmerica Series Trust

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio, while the charts beginning on page 20 describe various additional risks.

    Risks of Investing in Equity Securities

    The MFS MASSACHUSETTS INVESTORS TRUST, MFS MID-CAP GROWTH, SMALL & MID CAP VALUE, INTERNATIONAL DIVERSIFIED EQUITIES and FOREIGN VALUE PORTFOLIOS invest primarily in equity securities. In addition, the MFS TOTAL RETURN PORTFOLIO invests significantly in equities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, or vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies.

    Risks of Investing in Growth Stocks

    Growth stocks are historically volatile, which will particularly affect the MFS MASSACHUSETTS INVESTORS TRUST and MFS MID-CAP GROWTH PORTFOLIOS.

    Risks of Value Investing

    The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect, will particularly affect the MFS TOTAL RETURN, SMALL & MID CAP VALUE and FOREIGN VALUE PORTFOLIOS.

    Risks of Investing in Bonds

    The HIGH-YIELD BOND PORTFOLIO invests primarily in bonds. In addition, the MFS TOTAL RETURN PORTFOLIO may invest significantly in bonds. As with any bond fund, the value of your investment in these Portfolios may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in the bond market, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies.

    Risks of Investing in Junk Bonds

    The HIGH-YIELD BOND PORTFOLIO invests predominantly in junk bonds, which are considered speculative. The MFS TOTAL RETURN and MFS MID-CAP GROWTH PORTFOLIOS also may invest significantly in junk bonds. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

    Risks of Investing Internationally

    All of the Portfolios may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities. These risks affect all the Portfolios and are primary risks of the INTERNATIONAL DIVERSIFIED EQUITIES and FOREIGN VALUE PORTFOLIOS.

    Risks of Investing in Emerging Market Countries

    The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing or "emerging market" countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries. The INTERNATIONAL DIVERSIFIED EQUITIES and FOREIGN VALUE PORTFOLIOS invest significantly in emerging market countries. In addition, the MFS MASSACHUSETTS INVESTORS TRUST and MFS MID-CAP GROWTH PORTFOLIOS may also invest in emerging market countries.

                                                         SunAmerica Series Trust

    Risks of Investing in Smaller Companies

    Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the SMALL & MID CAP VALUE PORTFOLIO.

    Risks of Investing in Technology Companies

    Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of a Portfolio that invests in technology companies may be considerably more volatile than those of a fund that does not invest in technology companies. This will particularly affect the SMALL & MID CAP VALUE and FOREIGN VALUE PORTFOLIOS.

    Additional Principal Risks

    Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and comparing the Portfolios' average annual returns to those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                           HIGH-YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 3)*

                                  (BAR CHART)

                                                              HIGH-YIELD BOND PORTFOLIO CLASS 3
                                                              ---------------------------------
2003                                                                       31.16%
2004                                                                       17.27%

During the period shown in the bar chart, the highest return for a quarter was 11.34% (quarter ended 06/30/03) and the lowest return for a quarter was 1.16% (quarter ended 06/30/04). As of the most recent calendar quarter ended 06/30/05, the year-to-date return was 2.21%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS
               (AS OF THE CALENDAR YEAR ENDED                 PAST ONE        CLASS 3
                     DECEMBER 31, 2004)                         YEAR     SINCE INCEPTION(1)
-------------------------------------------------------------------------------------------
 High-Yield Bond Portfolio Class 3                             17.27%           24.18%
-------------------------------------------------------------------------------------------
 Merrill Lynch High Yield Master II Index(2)                   10.87%           10.87%
-------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 3 is September 30, 2002.

(2) The Merrill Lynch High Yield Master II Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                           MFS TOTAL RETURN PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 3)*

                                  (BAR CHART)

                                                              MFS TOTAL RETURN PORTFOLIO CLASS 3
                                                              ----------------------------------
2003                                                                        16.56%
2004                                                                        11.02%

During the period shown in the bar chart, the highest return for a quarter was 10.61% (quarter ended 06/30/03) and the lowest return for a quarter was -2.60% (quarter ended 03/31/03). As of the most recent calendar quarter ended 06/30/05, the year-to-date return was 0.73%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS
               (AS OF THE CALENDAR YEAR ENDED                 PAST ONE         CLASS 3
                     DECEMBER 31, 2004)                         YEAR      SINCE INCEPTION(1)
--------------------------------------------------------------------------------------------
 MFS Total Return Portfolio Class 3                            11.02%           14.31%
--------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                           10.88%           21.39%
--------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(3)                        4.34%            4.46%
--------------------------------------------------------------------------------------------
 Treasury Bills(4)                                              1.39%            1.23%
--------------------------------------------------------------------------------------------
 Blended Index(4)                                               7.66%           13.36%
--------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date for Class 3 is September 30, 2002. The since inception returns for the comparative indices are as of the inception date month end.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(3) The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(4) The Blended Index consists of 35% Lehman Brothers U.S. Aggregate Index, 55% S&P 500(R) Index and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                  MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 3)*

                                  (BAR CHART)

                                                        MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO CLASS 3
                                                        ---------------------------------------------------
2003                                                                           22.17%
2004                                                                           11.52%

During the period shown in the bar chart, the highest return for a quarter was 13.58% (quarter ended 06/30/03) and the lowest return for a quarter was -4.07% (quarter ended 03/31/03). As of the most recent calendar quarter ended 06/30/05, the year-to-date return was -0.17%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                PAST ONE        CLASS 3
DECEMBER 31, 2004)                                              YEAR     SINCE INCEPTION(1)
-------------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust Portfolio Class 3           11.52%           17.15%
-------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                           10.88%           21.39%
-------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 3 is September 30, 2002.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                          MFS MID-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 3)*

                                  (BAR CHART)

                                                              MFS MID-CAP GROWTH PORTFOLIO CLASS 3
                                                              ------------------------------------
2003                                                                         36.85%
2004                                                                         13.78%

During the period shown in the bar chart, the highest return for a quarter was 18.23% (quarter ended 06/30/03) and the lowest return for a quarter was -7.72% (quarter ended 09/30/04). As of the most recent calendar quarter ended 06/30/05, the year-to-date return was -4.33%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED  PAST ONE        CLASS 3
DECEMBER 31, 2004)                YEAR     SINCE INCEPTION(1)
-------------------------------------------------------------
 MFS Mid-Cap Growth Portfolio
   Class 3                       13.78%          24.71%
-------------------------------------------------------------
 Russell Midcap(R) Growth
   Index(2)                      15.48%          29.80%
-------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 3 is September 30, 2002.

(2) The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                        SMALL & MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 3)*

                                  (BAR CHART)

                                                              SMALL & MID CAP VALUE PORTFOLIO CLASS 3
                                                              ---------------------------------------
2003                                                                          36.24%
2004                                                                          17.80%

During the period shown in the bar chart, the highest return for a quarter was 19.62% (quarter ended 06/30/03) and the lowest return for a quarter was -7.37% (quarter ended 03/31/03). As of the most recent calendar quarter ended 06/30/05, the year-to-date return was -1.27%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                PAST ONE         CLASS 3
DECEMBER 31, 2004)                                              YEAR      SINCE INCEPTION(1)
--------------------------------------------------------------------------------------------
 Small & Mid Cap Value Portfolio Class 3                       17.80%           28.90%
--------------------------------------------------------------------------------------------
 Russell 2500(TM) Index(2)                                     18.29%           30.96%
--------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 3 is September 30, 2002.

(2) The Russell 2500(TM) Index measures the performance of the 2,500 smallest companies in the Russell 3000(R) Index, which represents approximately 17% of the total market capitalization of the Russell 3000(R) Index.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                  INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 3)*

                                  (BAR CHART)

                                                              INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
                                                                                CLASS 3
                                                              --------------------------------------------
2003                                                                             31.40%
2004                                                                             16.30%

During the period shown in the bar chart, the highest return for a quarter was 15.83% (quarter ended 12/31/03) and the lowest return for a quarter was -8.29% (quarter ended 03/31/03). As of the most recent calendar quarter ended 06/30/05, the year-to-date return was -2.56%.
--------------------------------------------------------------------------------

                                                                                PAST ONE        CLASS 3
AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)    YEAR     SINCE INCEPTION(1)
-------------------------------------------------------------------------------------------------------------
 International Diversified Equities Portfolio Class 3                            16.30%          20.11%
-------------------------------------------------------------------------------------------------------------
 MSCI EAFE(R) Index(2)                                                           20.25%          29.00%
-------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 3 is September 30, 2002.

(2) The Morgan Stanley Capital International (MSCI) EAFE(R) Index (Europe, Australasia, and Far East) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                            FOREIGN VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 3)*

                                  (BAR CHART)

                                                              FOREIGN VALUE PORTFOLIO CLASS 3
                                                              -------------------------------
2003                                                                       34.47%
2004                                                                       19.82%

During the period shown in the chart, the highest return for a quarter was 20.36% (quarter ended 06/30/03) and the lowest return for a quarter was -10.39% (quarter ended 03/31/03). As of the most recent calendar quarter ended 06/30/05, the year-to-date return was -1.57%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                PAST ONE         CLASS 3
DECEMBER 31, 2004)                                              YEAR      SINCE INCEPTION(1)
--------------------------------------------------------------------------------------------
 Foreign Value Portfolio  Class 3                              19.82%           25.11%
--------------------------------------------------------------------------------------------
 MSCI EAFE(R) Index(2)                                         20.25%           29.00%
--------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date: Class 3 is September 30, 2002.

(2) The Morgan Stanley Capital International (MSCI) EAFE(R) Index (Europe, Australasia and Far East) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                                                                                     MFS
                                                                                    MFS         MASSACHUSETTS      MFS MID-CAP
                                                              HIGH-YIELD BOND   TOTAL RETURN   INVESTORS TRUST       GROWTH
                                                                 PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                              ---------------   ------------   ---------------   ---------------
                                                                  CLASS 3         CLASS 3          CLASS 3           CLASS 3
                                                              ---------------   ------------   ---------------   ---------------
Management Fees                                                    0.61%            0.65%           0.70%             0.75%
Distribution and/or Service (12b-1) Fees(1)                        0.25%            0.27%           0.27%             0.27%
Other Expenses                                                     0.11%            0.07%           0.09%             0.07%
Total Annual Portfolio Operating Expenses(1)                       0.97%            0.99%           1.06%             1.09%

                                                                                INTERNATIONAL
                                                                SMALL & MID      DIVERSIFIED
                                                                 CAP VALUE        EQUITIES       FOREIGN VALUE
                                                                 PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                              ---------------   -------------   ---------------
                                                                  CLASS 3          CLASS 3          CLASS 3
                                                              ---------------   -------------   ---------------
Management Fees                                                    1.00%            1.00%            0.91%
Distribution and/or Service (12b-1) Fees(1)                        0.29%            0.25%            0.26%
Other Expenses                                                     0.12%            0.25%            0.26%
Total Annual Portfolio Operating Expenses(1)                       1.41%            1.50%            1.43%

---------------

(1) Through expense offset arrangements resulting from broker commission recapture, a portion of the portfolio's distribution and/or service fees and other expenses have been reduced. For the period February 1, 2004 to November 30, 2004, broker commission recapture amounts received by certain Portfolios were used to offset the Portfolio's distribution fees. For the period December 1, 2004 to January 31, 2005, broker commission recapture amounts received by certain Portfolios were used to offset the Portfolio's other expenses. "Distribution and/or Service (12b-1) Fees" and "Other Expenses" do not take into account these expense reductions and are therefore higher than the actual distribution fees and other expenses of the Portfolio. Had the expense reductions been taken into account, "Total Annual Portfolio Operating Expenses" for Class 1, Class 2 and Class 3 would have been as follows:

                                                 CLASS 3
                                                 -------
MFS Total Return Portfolio                        0.97%
MFS Massachusetts Investors Trust
  Portfolio                                       1.04%
MFS Mid-Cap Growth Portfolio                      1.07%
Small & Mid Cap Value Portfolio                   1.37%
International Diversified Equities
  Portfolio*                                      1.50%
Foreign Value Portfolio                           1.42%

---------------

* The amount by which brokerage commission recapture amounts reduced Portfolio expenses was less than 0.01%.

SunAmerica Series Trust

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
High-Yield Bond Portfolio
  (Class 3 shares)........................................   $ 99     $309      $536      $1,190
MFS Total Return Portfolio*
  (Class 3 shares)........................................    101      315       547       1,213
MFS Massachusetts Investors Trust Portfolio*
  (Class 3 shares)........................................    108      337       585       1,294
MFS Mid-Cap Growth Portfolio*
  (Class 3 shares)........................................    111      347       601       1,329
Small & Mid Cap Value Portfolio
  (Class 3 shares)........................................    144      446       771       1,691
International Diversified Equities Portfolio
  (Class 3 shares)........................................    153      474       818       1,791
Foreign Value Portfolio
  (Class 3 shares)........................................    146      452       782       1,713

---------------

* The Example does not take into account voluntary fee waivers and/or expense reimbursements by the Adviser and expense reductions resulting from brokerage commission recapture amounts. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.

The following are your costs after these fee waivers and/or expense reimbursements and expense reductions.

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
MFS Total Return Portfolio
  (Class 3 shares)........................................   $ 99     $309      $536      $1,190
MFS Massachusetts Investors Trust Portfolio
  (Class 3 shares)........................................    106      331       574       1,271
MFS Mid-Cap Growth Portfolio
  (Class 3 shares)........................................    109      340       590       1,306
Small & Mid Cap Value Portfolio
  (Class 3 shares)........................................    139      434       750       1,646
International Diversified Equities Portfolio
  (Class 3 shares)........................................    153      474       818       1,791
Foreign Value Portfolio
  (Class 3 shares)........................................    145      449       776       1,702

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Shares of the Portfolios are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), the Trust's investment adviser and manager. The term "Manager" as used in this Prospectus means either SAAMCo or other registered investment advisers that serve as subadvisers to the Trust, as the case may be. All shares of the Trust are owned by "Separate Accounts" of the life insurance companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the life insurance companies. Class 3 shares of the Portfolios, which are issued only in connection with certain Variable Contracts, are offered through this Prospectus. Class 1 and Class 2 shares are offered through a separate prospectus.

You should be aware that the Variable Contracts involve fees and expenses that are not described in this prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract and the Portfolios available to you in the prospectus that offers the contracts, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the various life insurance companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

DISTRIBUTION AND SERVICE (12b-1) PLAN

Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.25% of the average daily net assets of such class of shares. The service fees will be used to compensate the life insurance companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the life insurance companies for expenditures made to financial intermediaries for providing service to contract holders who are the indirect beneficial owners of the Portfolios' Class 3 shares. Because these fees are paid out of each Portfolio's Class 3 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Effective November 30, 2004, the distribution fee component of the 12b-1 plans for Class 3 shares of each Portfolio was terminated. Through November 30, 2004, each Portfolio could have participated in directed brokerage programs, whereby a portion of the brokerage commissions generated by a Portfolio would be used to make payments to AIG SunAmerica Capital Services, Inc. (the "Distributor") to pay for various distribution activities. Such payments to the Distributor could not exceed an annual rate of 0.75% of the average daily net assets of Class 3 shares of each Portfolio. The distribution fees were used to compensate the Distributor and certain financial intermediaries to pay for activities principally intended to result in the sale of Class 3 shares of each Portfolio. Accordingly, for the year ended January 31, 2005, distribution fees were paid based on the aforementioned rate.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share ("NAV") for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in

SunAmerica Series Trust
the securities held by the Portfolio. As a result, the value of the Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. The Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain of the Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios' shares may change on days when the Trust is not open for purchases or redemptions.

BUY AND SELL PRICES. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges.

EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance company as its authorized agent, before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the order is received after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading ("market timing") vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios. The Board of Trustees has adopted policies and procedures with respect to market timing activity as discussed below.

The Trust believes that market timing activity is not in the best interest of its Portfolios' performance or their participants. Market timing can disrupt the ability of a Manager to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of the Portfolios. In addition, market timing may increase a Portfolio's expenses through: increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio's ability to

                                                         SunAmerica Series Trust
provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

Since certain Portfolios invest significantly in foreign securities and/or high yield fixed income securities ("junk bonds"), they may be particularly vulnerable to market timing. For a description of those Portfolios investing significantly in junk bonds or foreign securities, see page 5 of the Prospectus, respectively. Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio's international portfolio securities trade and the time as of which the Portfolio's net asset value is calculated. Market timing in Portfolios investing significantly in junk bonds may occur if market prices are not readily available for a Portfolio's junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio. One of the objectives of the Trust's fair value pricing procedures is to minimize the possibilities of this type of market timing (see "Transaction Policies -- Valuation of Shares").

Shares of the Portfolios are generally held through insurance company separate accounts. The ability of the Trust to monitor transfers made by the participants in separate accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board's policy is that the Portfolios must rely on the insurance company separate account to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures. In situations in which the Trust becomes aware of possible market timing activity, it will notify the insurance company separate account in order to help facilitate the enforcement of such entity's market timing policies and procedures. There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company separate accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of the Portfolios. Such rejections or refusals will be applied uniformly without exception.

Please review your Variable Contract prospectus for more information regarding the insurance company's market timing policies and procedures, including any restrictions or limitations that the insurance company separate account may impose with respect to trades made through a Variable Contract.

Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.

PORTFOLIO HOLDINGS

The Trust's policies and procedures with respect to the disclosure of the Portfolios' securities are described in the Statement of Additional Information.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. For each Portfolio, dividends from net investment income and capital gain distributions, if any, are declared and paid annually.

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio on which they were paid.

SunAmerica Series Trust

TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the charts beginning on page 3. The charts below summarize information about each Portfolio's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in a Portfolio through one of the Variable Contracts.


---------------------------------------------------------------------------------------------------------------------
                                               FIXED INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
                                                                                HIGH-YIELD
                                                                                   BOND
---------------------------------------------------------------------------------------------------------------------
  What are the Portfolio's principal investments?         - Fixed income securities (at least 80%):
                                                            - junk bonds
                                                            - convertible bonds
                                                            - preferred stocks
                                                            - zero coupon and deferred interest bonds
---------------------------------------------------------------------------------------------------------------------
  What other types of investments or strategies may the   - Equity securities:
  Portfolio use to a significant extent?                    - convertible securities
                                                            - warrants
                                                          - Fixed income securities:
                                                            - U.S. government securities
                                                            - investment grade bonds
                                                            - PIK bonds
                                                          - Foreign securities
                                                          - Short-term investments
---------------------------------------------------------------------------------------------------------------------
  What other types of investments may the Portfolio use   - Borrowing for temporary or emergency purposes
  as part of efficient portfolio management or to           (up to 33 1/3%)
  enhance return?                                         - Illiquid securities (up to 15%)
                                                          - Loan participations and assignments
                                                          - Short sales
                                                          - Rights
---------------------------------------------------------------------------------------------------------------------
  What additional risks normally affect the Portfolio?    - Active trading
                                                          - Credit quality
                                                          - Illiquidity
                                                          - Interest rate fluctuations
                                                          - Market volatility
                                                          - Securities selection
                                                          - Short sales risks
---------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust


----------------------------------------------------------------------------------------------------------------------
                                        BALANCED OR ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                                              MFS TOTAL RETURN
----------------------------------------------------------------------------------------------------------------------
  What are the Portfolio's principal investments?         - Equity securities (at least 40%, but not more than
                                                            75%):
                                                            - common stocks
                                                            - convertible securities
                                                            - rights
                                                          - Fixed income securities (at least 25%):
                                                            - U.S. government securities
                                                            - pass-through securities
                                                            - corporate debt instruments
                                                            - preferred stocks
----------------------------------------------------------------------------------------------------------------------
  What other types of investments or strategies may the   - Foreign securities (up to 20%):
  Portfolio use to a significant extent?                    - Brady bonds
                                                            - depositary receipts
                                                            - fixed income securities (U.S. dollar denominated)
                                                          - Junk bonds (up to 10%)
                                                          - Securities lending (up to 33 1/3%)
                                                          - Emerging markets
----------------------------------------------------------------------------------------------------------------------
  What other types of investments may the Portfolio use   - Municipal bonds
  as part of efficient portfolio management or to         - Warrants
  enhance return?                                         - Zero-coupon, deferred interest and PIK bonds
                                                          - When-issued and delayed-delivery transactions
                                                          - Hybrid instruments
                                                          - Inverse floaters
                                                          - Options and futures
                                                          - Currency transactions
                                                          - Forward commitments
                                                          - Registered investment companies
                                                          - Short-term investments
                                                            - repurchase agreements
                                                          - Loan participations
                                                          - Equity swaps
                                                          - Roll transactions
                                                          - Short sales
                                                          - Variable and floating rate obligations
----------------------------------------------------------------------------------------------------------------------
  What additional risks normally affect the Portfolio?    - Active trading
                                                          - Credit quality
                                                          - Foreign exposure
                                                          - Interest rate fluctuations
                                                          - Market volatility
                                                          - Prepayment
                                                          - Securities selection
----------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust


---------------------------------------------------------------------------------------
                                   EQUITY PORTFOLIOS
---------------------------------------------------------------------------------------
                    MFS MASSACHUSETTS        MFS MID-CAP         SMALL & MID CAP
                     INVESTORS TRUST            GROWTH           VALUE PORTFOLIO
---------------------------------------------------------------------------------------
  What are the     - Equity securities   - Equity securities   - Equity securities
  Portfolio's        (at least 65%):       (at least 80%):       (at least 80%):
  principal          - common stocks       - common stocks       - small-cap stocks
  investments?       - convertible         - mid-cap stocks      - mid-cap stocks
                       securities          - convertible
                   - Fixed income            securities
                     securities:         - Fixed income
                     - preferred stocks    securities:
                   - Foreign               - preferred stocks
                     securities:         - Foreign securities
                     - depositary          (up to 20%):
                       receipts            - depositary
                                             receipts
---------------------------------------------------------------------------------------
  What other       - Foreign securities  - Junk bonds          - Equity securities:
  types of           (up to 20%)           (up to 10%)           - convertible
  investments may  - Securities lending                            securities
  the Portfolio      (up to 33 1/3%)                               (up to 20%)
  or strategies                                                  - rights and
  use to a                                                         warrants
  significant                                                      (up to 10%)
  extent?                                                      - Foreign securities
                                                                 (up to 15%)
                                                               - Illiquid
                                                                 securities (up to
                                                                 15%)
---------------------------------------------------------------------------------------
  What other       - Warrants and        - Equity securities:  - Derivatives
  types of           rights                - warrants and        - put and call
  investments may  - When issued and         rights                options (U.S.
  the Portfolio      delayed- delivery   - Fixed income            and non-U.S.
  use as part of     transactions          securities:               exchanges)
  efficient        - Futures               - corporate debt      - options and
  portfolio        - Currency                instruments           futures
  management or      transactions          - U.S. government     - forward
  to enhance       - Forward                 securities            commitments
  return?            commitments           - zero-coupon,        - swaps
                   - Registered              deferred          - Short sales
                     investment              interest and PIK  - Currency swaps
                     companies               bonds             - Forward currency
                   - Short-term          - Short sales           exchange contracts
                     investments         - When issued and     - Repurchase
                     - repurchase          delayed- delivery     agreements
                       agreements          transactions        - Borrowing for
                   - Emerging markets    - Options and           temporary or
                   - Fixed income          futures               emergency purposes
                     securities:         - Currency              (up to 33 1/3%)
                     - corporate debt      transactions        - Securities lending
                       instruments       - Forward               (up to 33 1/3%)
                     - U.S. government     commitments         - Short-term
                       securities        - Registered            investments
                     - zero coupon,        investment
                       deferred            companies
                       interest and PIK  - Short-term
                       bonds               investments
                   - Roll transactions   - Securities lending
                   - Variable and          (up to 33 1/3%)
                     floating rate       - Variable and
                     obligations           floating rate
                                           obligations
---------------------------------------------------------------------------------------
  What additional  - Emerging markets    - Active trading      - Credit quality
  risks normally   - Foreign exposure    - Credit quality      - Currency
  affect the       - Growth stocks       - Emerging markets      volatility
  Portfolio?       - Large cap           - Foreign exposure    - Derivatives
                     companies           - Growth stocks       - Foreign exposure
                   - Market volatility   - Market volatility   - Hedging
                   - Securities          - Medium sized        - Illiquidity
                     selection             companies           - Market volatility
                                         - Securities          - Sector risk
                                           selection           - Securities
                                                                 selection
                                                               - Short sale risk
                                                               - Small and medium
                                                                 sized companies
                                                               - Technology sector
---------------------------------------------------------------------------------------

SunAmerica Series Trust


--------------------------------------------------------------------
                      INTERNATIONAL PORTFOLIOS
--------------------------------------------------------------------
                         INTERNATIONAL         FOREIGN VALUE
                      DIVERSIFIED EQUITIES       PORTFOLIO
--------------------------------------------------------------------
  What are the        - Equity securities   - Foreign securities
  Portfolio's           (at least 80%)        (at least 80%)
  principal           - Foreign securities    - emerging markets
  investments?                                  (up to 25%)
                                              - ADRs, EDRs and
                                                GDRs
                                              - foreign debt
                                                securities (up
                                                to 25%)
                                            - Equity securities
--------------------------------------------------------------------
  What other types    - Equity securities:  - Unlisted foreign
  of investments or     - convertible         securities (up to
  strategies may the      securities          15%)
  Portfolio use to a    - warrants          - Securities with
  significant           - rights              limited trading
  extent?             - Futures               market (up to 10%)
                      - Foreign             - Derivatives
                        securities:         - Illiquid
                        - emerging markets    securities (up to
                                              15%)
--------------------------------------------------------------------
  What other types    - Short-term          - Short-term
  of investments may    investments           investments
  the Portfolio use   - Defensive           - Fixed income
  as part of            investments           securities:
  efficient           - Currency              - U.S. and foreign
  portfolio             transactions            companies
  management or to    - Illiquid              - U.S. and foreign
  enhance return?       securities (up to       governments
                        15%)                - Borrowing for
                      - Options and           temporary or
                        futures               emergency
                      - Forward                 purposes (up to
                        commitments           33 1/3%)
                      - Registered
                        investment
                        companies
                      - ETFs
                      - Firm commitment
                        agreements
                      - Securities lending
                        (up to 33 1/3%)
--------------------------------------------------------------------
  What additional     - Active trading      - Credit quality
  risks normally      - Currency            - Currency
  affect the            volatility            volatility
  Portfolio?          - Derivatives         - Derivatives
                      - Emerging markets    - Emerging markets
                      - Foreign exposure    - Financial
                      - Growth stocks         institutions
                      - Hedging               sector
                      - Illiquidity         - Foreign exposure
                      - Market volatility   - Hedging
                      - Sector risk         - Illiquidity
                      - Securities          - Interest rate
                        selection             fluctuations
                                            - Market volatility
                                            - Sector risk
                                            - Securities
                                              selection
                                            - Technology sector
--------------------------------------------------------------------

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

BORROWING FOR TEMPORARY OR EMERGENCY PURPOSES involves the borrowing of cash or securities by a Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost a Portfolio interest expense and other fees. Borrowing may exaggerate changes in a Portfolio's net asset value and the cost may reduce a Portfolio's return.

BRADY BONDS are foreign securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging market for new bonds in connection with debt restructurings under a debt restructuring plan by former U.S. Secretary of the Treasury, Nicholas F. Brady.

CURRENCY SWAPS involve the exchange of the parties' respective rights to make or receive payments in specified currencies.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance returns.

DEFENSIVE INVESTMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company. Generally, large-cap stocks will include companies that fall within the range of the Russell 1000 Index, mid-cap stocks will include companies that fall within the capitalization range of the Russell Midcap Index(R), and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index.

       Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above/or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

EQUITY SWAPS allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

SunAmerica Series Trust

FIRM COMMITMENT AGREEMENTS and WHEN-ISSUED or DELAYED-DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed-upon price on a specified future date. At the time of delivery of the securities, the value may be more or less than the purchase price.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a SENIOR FIXED INCOME SECURITY is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - CORPORATE DEBT INSTRUMENTS (BONDS, NOTES AND DEBENTURES) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Adviser or Subadviser). The two best-known debt rating agencies are S&P and Moody's. INVESTMENT GRADE refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include MORTGAGE-BACKED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS, COMMERCIAL MORTGAGE-BACKED SECURITIES, and ASSET-BACKED SECURITIES.

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

     - ZERO-COUPON BONDS, DEFERRED INTEREST BONDS AND PIK BONDS. Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. A step-coupon bond is one in which a change in interest rate is fixed contractually in advance. Payable-in-kind ("PIK") bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies ("PFICs"), American Depositary Receipts ("ADRs") or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). An EMERGING MARKET country is generally one with a low or middle income economy that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time

                                                         SunAmerica Series Trust
depending on market and economic conditions and the list of emerging market countries may vary by Adviser or Subadviser. With respect to the FOREIGN VALUE PORTFOLIO, foreign securities includes those securities issued by companies whose principal securities trading markets are outside the U.S., that derive a significant share of their total revenue from either goods or services produced or sales made in markets outside the U.S., that have a significant portion of their assets outside the U.S., that are linked to non-U.S. dollar currencies or that are organized under the laws of, or with principal offices in, another country.

FORWARD COMMITMENTS are commitments to purchase or sell securities at a future date. A Portfolio purchasing a forward commitment assumes the risk of any decline in value of the securities beginning on the date of the agreement. Similarly, a Portfolio selling such securities does not participate in further gains or losses on the date of the agreement.

HYBRID INSTRUMENTS, such as INDEXED STRUCTURED SECURITIES (i.e., Standard and Poor's Depositary Receipts ("SPDRs") and iShares(SM)) and other EXCHANGE TRADED FUNDS ("ETFS"), can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

ILLIQUID/RESTRICTED SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

INVERSE FLOATERS are leveraged inverse floating rate debt instruments. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio's 15% limitation on investments in such securities.

LOAN PARTICIPATIONS AND ASSIGNMENTS are investments in which a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, instruments or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price.

REGISTERED INVESTMENT COMPANIES are investments by a Portfolio in other investment companies which are registered in accordance with the federal securities laws.

REITs (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by a Portfolio.

ROLL TRANSACTIONS involve the sale of mortgage or other asset-backed securities ("roll securities") with the commitment to purchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date.

SunAmerica Series Trust

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT SALES involve the selling of a security which the Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions the Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Portfolio bears the risk that price at the time of replacement may be greater than the price at which the security was sold. A short sale is "against the box" to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

VARIABLE AND FLOATING RATE OBLIGATIONS normally will involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on behalf of the Portfolio on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before a Portfolio is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation's next interest rate adjustment. If not redeemed by the Portfolio through the demand feature, the obligations mature on a specified date which may range up to thirty years from the date of issuance.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each of the last five fiscal years.

CREDIT QUALITY: The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-U.S. dollar denominated securities.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

                                                         SunAmerica Series Trust

FINANCIAL INSTITUTIONS SECTOR. Banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in this sector may be very sensitive to interest rate changes throughout the world.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of EMERGING MARKET countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

ILLIQUIDITY: There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

LARGE CAP COMPANIES: Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio's value may not rise as much as the value of portfolios that emphasize smaller cap companies.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

SECTOR RISK: Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As a Portfolio allocates more of its portfolio holdings to a particular sector, the Portfolio's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

SunAmerica Series Trust

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SHORT SALE RISKS: Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations (particularly under $1.35 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

TECHNOLOGY SECTOR: There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INFORMATION ABOUT THE INVESTMENT ADVISER AND MANAGER

SAAMCo serves as investment adviser and manager for all the Portfolios of the Trust. SAAMCo selects the Subadvisers for Portfolios, manages the investments for certain Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio. SAAMCo was organized in 1982 under the laws of Delaware, and managed, advised or administered assets in excess of $42.9 billion as of December 31, 2004. SAAMCo is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992

SAAMCo has received an exemptive order from the Securities and Exchange Commission that permits SAAMCo, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Subadviser changes. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

In addition to serving as investment adviser and manager of the Trust, SAAMCo serves as adviser, manager and/or administrator for AIG Series Trust, Anchor Series Trust, Seasons Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

For the fiscal year ended January 31, 2005, each Portfolio paid SAAMCo a fee equal to the following percentage of average daily net assets:

                         PORTFOLIO                             FEE
                         ---------                            -----
High-Yield Bond Portfolio...................................  0.61%
MFS Total Return Portfolio..................................  0.65%
MFS Massachusetts Investors Trust Portfolio.................  0.70%
MFS Mid-Cap Growth Portfolio................................  0.75%
Small & Mid Cap Value Portfolio.............................  1.00%
International Diversified Equities Portfolio................  1.00%
Foreign Value Portfolio.....................................  0.91%

INFORMATION ABOUT THE SUBADVISERS

ALLIANCE CAPITAL MANAGEMENT L.P. (Alliance) is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading global investment management firm. Alliance provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. Alliance does business in certain circumstances, including its role as Subadviser to the Small & Mid Cap Value Portfolio of the Trust, using the name Bernstein Investment Research Management, a unit of Alliance. AllianceBernstein Institutional Research and Management is the institutional marketing and client servicing unit of Alliance. AllianceBernstein Investment Research and Management is the retail distribution unit of Alliance. As of December 31, 2004, Alliance had approximately $539 billion in assets under management.

SunAmerica Series Trust

MASSACHUSETTS FINANCIAL SERVICES COMPANY (MFS) is America's oldest mutual fund organization and, with its predecessor organizations, has a history of money management dating from 1924 and the founding of the first mutual fund in the United States. MFS is located at 500 Boylston Street, Boston, MA 02116. As of December 31, 2004, MFS had approximately $146.2 billion in assets under management.

MORGAN STANLEY INVESTMENT MANAGEMENT INC. (MSIM Inc.) is a subsidiary of Morgan Stanley and conducts a worldwide portfolio management business providing a broad range of services to customers in the U.S. and abroad. MSIM Inc. is located at 1221 Avenue of the Americas, New York, NY 10020. MSIM Inc. does business in certain circumstances, including its role as a Subadviser to the Trust, using the name "VAN KAMPEN." As of December 31, 2004, MSIM Inc. together with its affiliated asset management companies had approximately $431.4 billion in assets under management.

TEMPLETON INVESTMENT COUNSEL, LLC (Templeton) is a Delaware limited liability company located at 500 E. Broward Boulevard, Suite 2100, Ft. Lauderdale, FL 33394. Templeton is a wholly-owned subsidiary of Franklin Resources, Inc. (referred to as Franklin Templeton Investments), a publicly owned company engaged in the financial services industry through its subsidiaries. As of December 31, 2004, Franklin Templeton Investments managed approximately $402 billion in assets composed of mutual funds and other investment vehicles for individuals, institutions, pension plans, trusts and partnerships in 128 countries.

SAAMCo compensates the various Subadvisers out of the advisory fees that it receives from the respective Portfolios. SAAMCo may terminate any agreement with a Subadviser without shareholder approval.

INFORMATION ABOUT THE DISTRIBUTOR

AIG SunAmerica Capital Services, Inc. (the "Distributor") distributes each Portfolio's shares and incurs the expenses of distributing the Portfolios' shares under a Distribution Agreement with respect to the Portfolios, none of which are reimbursed by or paid for by the Portfolios. The Distributor is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

                                                         SunAmerica Series Trust

PORTFOLIO MANAGEMENT

The investment manager(s) and/or management team(s) that have primary responsibility for the day-to-day management of the Portfolios are set forth below in the following table. Unless otherwise noted, a management team's members share responsibility in making investment decisions on behalf of a Portfolio and no team member is limited in his/her role with respect to the management team.

The Statement of Additional Information provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Portfolio(s) that they serve as portfolio manager, and the structure and method used by the Adviser/Subadviser to determine their compensation.


---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 High-Yield Bond            SAAMCo                      - Thomas Reeg                    Mr. Reeg joined SAAMCo in 2004
 Portfolio                                                Portfolio Manager              as a portfolio manager. In
                                                                                         addition to his position with
                                                                                         SAAMCo, Mr. Reeg is currently
                                                                                         Managing Director and
                                                                                         Portfolio Manager, Leverage
                                                                                         Finance Group of AIG Global
                                                                                         Investment Corp. (AIGGIC).
                                                                                         Prior to joining AIGGIC in
                                                                                         2002, he was a senior research
                                                                                         analyst with Bank One Capital
                                                                                         Markets from 2001 to 2002 and
                                                                                         ABN AMRO from 1999 to 2001.
                                                                                         Mr. Reeg holds the Chartered
                                                                                         Financial Analyst designation.

                                                        - Greg A. Braun                  Mr. Braun joined SAAMCo in
                                                          Portfolio Manager              2002 as a portfolio manager.
                                                                                         In addition to his position
                                                                                         with SAAMCo, Mr. Braun is
                                                                                         currently Managing Director
                                                                                         and Portfolio Manager,
                                                                                         CDO/Mutual Funds of AIGGIC.
                                                                                         Prior to joining AIGGIC in
                                                                                         2001, Mr. Braun was a senior
                                                                                         credit analyst with American
                                                                                         General Investment Management,
                                                                                         L.P. from 1996 to 2001. Mr.
                                                                                         Braun holds the Chartered
                                                                                         Financial Analyst designation.
---------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 MFS Total Return           MFS                         Investment team includes:
 Portfolio
                                                        - Brooks Taylor                  Mr. Taylor is a Portfolio
                                                          Vice President and Portfolio   Manager of the equity portion.
                                                          Manager                        He joined MFS in 1996. Mr.
                                                                                         Taylor is the team leader of
                                                                                         this Portfolio.

                                                        - Steven R. Gorham               Mr. Gorham, the manager of the
                                                          Senior Vice President and      Portfolio's equity portion,
                                                          Portfolio Manager              joined MFS in 1992, and has
                                                                                         been a portfolio manager since
                                                                                         2002.

                                                        - Michael W. Roberge             Mr. Roberge, the manager of
                                                          Senior Vice President and      the Portfolio's fixed income
                                                          Portfolio Manager              portion, joined MFS in 1996,
                                                                                         and has been a portfolio
                                                                                         manager since 2002.

                                                        - William J. Adams               Mr. Adams, manager of the bond
                                                          Vice President and Portfolio   portfolios, variable and
                                                          Manager                        off-shore investment products,
                                                                                         joined MFS in 1997. He was
                                                                                         promoted to Vice President in
                                                                                         1999, associate portfolio
                                                                                         manager in 2000 and portfolio
                                                                                         manager in 2001.

                                                        - Kenneth J. Enright             Mr. Enright, a manager of the
                                                          Senior Vice President and      Portfolio's equity portion,
                                                          Portfolio Manager              joined MFS in 1986 as a
                                                                                         research analyst. He became an
                                                                                         Assistant Vice President in
                                                                                         1987, Vice President in 1988,
                                                                                         portfolio manager in 1993 and
                                                                                         Senior Vice President in 1999.
---------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 MFS Massachusetts          MFS                         - T. Kevin Beatty                Mr. Beatty has been with MFS
 Investors Trust                                          Vice President and Portfolio   since 2002. Prior to joining
 Portfolio                                                Manager                        MFS, Mr. Beatty was an
                                                                                         investment research analyst at
                                                                                         State Street Research.

                                                        - Nicole Zatlyn                  Ms. Zatlyn has been with MFS
                                                          Vice President and Portfolio   since 2001. Prior to joining
                                                          Manager                        MFS, Ms. Zatlyn was an
                                                                                         investment analyst at Bowman
                                                                                         Capital Management, where she
                                                                                         was employed from 1999 to
                                                                                         2001.

                                                        - John Laupenheimer              Mr. Laupenheimer has been with
                                                          Senior Vice President and      MFS since 1981. Effective May
                                                          Portfolio Manager              31, 2005, Mr. Laupenheimer
                                                                                         will no longer serve as a
                                                                                         Portfolio Manager to this
                                                                                         Portfolio.
---------------------------------------------------------------------------------------------------------------------------
 MFS Mid-Cap Growth         MFS                         Investment team includes:
 Portfolio
                                                        - David E. Sette-Ducati          Mr. Sette-Ducati joined MFS in
                                                          Senior Vice President and      1995 as a research analyst. He
                                                          Portfolio Manager              became an Investment Officer
                                                                                         in 1997, Vice President in
                                                                                         1999, portfolio manager in
                                                                                         February 2000 and Senior Vice
                                                                                         President in March 2001. Mr.
                                                                                         Sette-Ducati is the team
                                                                                         leader of the portfolio.

                                                        - Eric B. Fischman               Mr. Fischman joined MFS as a
                                                          Vice President and Portfolio   portfolio manager in 2000.
                                                          Manager                        Prior to joining MFS, Mr.
                                                                                         Fischman was an equity
                                                                                         research analyst for State
                                                                                         Street Research from 1998 to
                                                                                         2000. He is a member of this
                                                                                         Portfolio investment team.
---------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Small & Mid Cap Value      Alliance                    U.S. Small/Mid Cap Value
 Portfolio                                              Equity Investment Policy
                                                        Group:

                                                        - Joseph Gerard Paul             Mr. Paul joined Alliance in
                                                          Chief Investment Officer       1987 and is currently a Senior
                                                                                         Vice President and Chief
                                                                                         Investment Officer for
                                                                                         Advanced Value, Small/Mid Cap
                                                                                         Value, and REITS.

                                                        - James MacGregor                Mr. MacGregor joined Alliance
                                                          Director of Research           in 1998 and is currently the
                                                                                         Director of Research for U.S.
                                                                                         Small/Mid Cap Value.

                                                        - Andrew Weiner                  Mr. Weiner joined Alliance in
                                                          Senior Analyst                 1997 and is currently a senior
                                                                                         analyst covering capital
                                                                                         equipment and consumer staples
                                                                                         for Large Cap and Small Cap
                                                                                         Equities.

                                                        - David Pasquale                 Mr. Pasquale joined Alliance
                                                          Analyst                        in 1999 and is currently an
                                                                                         analyst covering consumer
                                                                                         cyclicals and real estate.
---------------------------------------------------------------------------------------------------------------------------
 International              Van Kampen                  - Ann Thivierge                  Ms. Thivierge joined MSIM Inc.
 Diversified Equities                                     Managing Director and          in 1986 and is currently a
 Portfolio                                                Portfolio Manager              Managing Director.
---------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust


---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Foreign Value Portfolio    Templeton                   Investment team includes:

                                                        - Antonio T. Docal               Mr. Docal joined Templeton in
                                                          Senior Vice President and      2001 and is currently Senior
                                                          Portfolio Manager              Vice President, Portfolio
                                                                                         Manager and Research Analyst.
                                                                                         Prior to joining Templeton,
                                                                                         Mr. Docal was Vice President
                                                                                         and Director at Evergreen
                                                                                         Funds in Boston,
                                                                                         Massachusetts. He holds the
                                                                                         Chartered Financial Analyst
                                                                                         designation. Mr. Docal is the
                                                                                         lead portfolio manager of this
                                                                                         Portfolio.

                                                        - Tina Hellmer, CFA              Ms. Hellmer joined Templeton
                                                          Vice President and Portfolio   in 1997 and is currently a
                                                          Manager                        Vice President and Portfolio
                                                                                         Manager. She holds the
                                                                                         Chartered Financial Analyst
                                                                                         designation. Ms. Hellmer is a
                                                                                         back-up portfolio manager of
                                                                                         this Portfolio.

                                                        - Gary P. Motyl                  Mr. Motyl joined Templeton in
                                                          Chief Investment Officer,      1981 and is currently the
                                                          President and Portfolio        Chief Investment Officer of
                                                          Manager                        Templeton Institutional Global
                                                                                         Equities and President of
                                                                                         Templeton Investment Counsel
                                                                                         LLC. Mr. Motyl manages several
                                                                                         institutional mutual funds and
                                                                                         separate account portfolios.
                                                                                         He holds the Chartered
                                                                                         Financial Analyst designation.
                                                                                         Mr. Motyl is a back-up
                                                                                         portfolio manager of this
                                                                                         Portfolio.
---------------------------------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, MA, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS*
--------------------------------------------------------------------------------
The following Financial Highlights tables for each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since commencement of operations). Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers, LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's Annual Report to shareholders, which is available upon request.

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                               High-Yield Bond Portfolio Class 3
09/30/02@-
01/31/03      $5.21      $0.18        $0.28          $0.46         $   --         $   --         $   --       $5.67       8.83%
01/31/04       5.67       0.54         1.22           1.76          (0.45)            --          (0.45)       6.98      31.84
01/31/05       6.98       0.57         0.37           0.94          (0.64)            --          (0.64)       7.28      14.36

----------  ------------------------------------------------
              NET                   RATIO OF NET
            ASSETS     RATIO OF      INVESTMENT
            END OF    EXPENSES TO    INCOME TO
  PERIOD    PERIOD      AVERAGE       AVERAGE      PORTFOLIO
  ENDED     (000S)    NET ASSETS     NET ASSETS    TURNOVER
----------  ------------------------------------------------
                   High-Yield Bond Portfolio Class 3
09/30/02@-
01/31/03    $ 3,165      1.04%+(1)     10.74%+(1)    121%
01/31/04     28,897      0.97           8.51          125
01/31/05     42,599      0.97           8.31           88

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   @  Inception date of class
 (1) Gross of custody credits of 0.01% and 0.01%, for the periods ending January 31, 2001 and January 31, 2002.

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                              MFS Total Return Portfolio Class 3
09/30/02@-
01/31/03     $13.61      $0.09        $0.27          $0.36         $   --          $  --         $   --       $13.97      2.65%
01/31/04      13.97       0.30         2.53           2.83          (0.59)            --          (0.59)       16.21     20.43
01/31/05      16.21       0.36         0.98           1.34          (0.03)            --          (0.03)       17.52      8.27

----------  -------------------------------------------------
              NET                    RATIO OF NET
             ASSETS     RATIO OF      INVESTMENT
             END OF    EXPENSES TO    INCOME TO
  PERIOD     PERIOD      AVERAGE       AVERAGE      PORTFOLIO
  ENDED     (000'S)    NET ASSETS     NET ASSETS    TURNOVER
----------  -------------------------------------------------
                   MFS Total Return Portfolio Class 3
09/30/02@-
01/31/03    $  6,325      0.98%+(1)      2.24%+(1)      68%
01/31/04      59,339      0.99(1)        2.05(1)        49
01/31/05     141,874      0.99(1)        2.19(1)        60

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   @  Inception date of class
 (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

                                                                ---------------------
                                                                1/03    1/04    1/05
                                                                ---------------------
     MFS Total Return Class 3.................................  0.01%   0.02%   0.02%

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                      MFS Massachusetts Investors Trust Portfolio Class 3
09/30/02@-
01/31/03     $ 8.20      $0.02        $0.13          $0.15         $   --          $  --         $   --       $ 8.35      1.83%
01/31/04       8.35       0.05         2.23           2.28          (0.06)            --          (0.06)       10.57     27.40
01/31/05      10.57       0.06         0.87           0.93          (0.07)            --          (0.07)       11.43      8.82

----------  --------------------------------------------------------
              NET                       RATIO OF NET
            ASSETS     RATIO OF          INVESTMENT
            END OF    EXPENSES TO     INCOME (LOSS) TO
  PERIOD    PERIOD      AVERAGE           AVERAGE          PORTFOLIO
  ENDED     (000S)    NET ASSETS         NET ASSETS        TURNOVER
----------  --------------------------------------------------------
              MFS Massachusetts Investors Trust Portfolio Class 3
09/30/02@-
01/31/03    $ 1,353      0.99%+(1)          0.53%+(1)         65%
01/31/04     16,650      1.08(1)            0.50(1)           93
01/31/05     35,551      1.06(1)            0.45(1)           78

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   @  Inception date of class
 (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:

                                                                   ---------------------
                                                                   1/03    1/04    1/05
                                                                   ---------------------
     MFS Massachusetts Investors Trust Class 3...................  0.02%   0.05%   0.02%

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                             MFS Mid-Cap Growth Portfolio Class 3
09/30/02@-
01/31/03      $5.47     $(0.01)       $0.33          $0.32          $  --          $  --          $  --       $5.79      5.85%
01/31/04       5.79      (0.05)        2.55           2.50             --             --             --        8.29     43.18
01/31/05       8.29      (0.07)        0.46           0.39             --             --             --        8.68      4.70

----------  ----------------------------------------------------------
              NET                        RATIO OF NET
            ASSETS     RATIO OF           INVESTMENT
            END OF    EXPENSES TO      INCOME (LOSS) TO
  PERIOD    PERIOD      AVERAGE            AVERAGE           PORTFOLIO
  ENDED     (000'S)   NET ASSETS          NET ASSETS         TURNOVER
----------  ----------------------------------------------------------
                       MFS Mid-Cap Growth Portfolio Class 3
09/30/02@-
01/31/03    $ 2,406       1.04%+(1)(2)      (0.35)+(1)(2)       164%
01/31/04     32,377       1.12(1)(2)        (0.77)(1)(2)         92
01/31/05     55,283       1.09(1)(2)        (0.82)(1)(2)         79

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   @  Inception date of class
 (1) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                                EXPENSES
                                                              --------------------------------------------
                                                              1/01      1/02      1/03      1/04      1/05
                                                              --------------------------------------------
     MFS Mid-Cap Growth Class 3.............................   --        --       1.04%+    1.12%     1.09%

                                                                        NET INVESTMENT INCOME (LOSS)
                                                              -------------------------------------------------
                                                              1/01       1/02       1/03       1/04       1/05
                                                              -------------------------------------------------
     MFS Mid-Cap Growth Class 3.............................     --%        --%     (0.35)%+   (0.77)%    (0.82)%

 (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:

                                                                   --------------------
                                                                   1/03    1/04    1/05
                                                                   --------------------
     MFS Mid-Cap Growth Class 3..................................  0.02%   0.05%   0.02%

SunAmerica Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                            Small & Mid Cap Value Portfolio Class 3
09/30/02@-
01/31/03     $ 9.22     $ 0.01        $0.63          $0.64         $(0.00)        $   --         $   --       $ 9.86    $ 6.98
01/31/04       9.86      (0.02)        4.16           4.14          (0.00)         (0.07)         (0.07)       13.93     41.99
01/31/05      13.93       0.07         1.74           1.81          (0.04)         (0.47)         (0.51)       15.23     12.99

----------  -------------------------------------------------------------
              NET                          RATIO OF NET
             ASSETS     RATIO OF            INVESTMENT
             END OF    EXPENSES TO       INCOME (LOSS) TO
  PERIOD     PERIOD      AVERAGE             AVERAGE            PORTFOLIO
  ENDED      (000S)    NET ASSETS           NET ASSETS          TURNOVER
----------  -------------------------------------------------------------
                       Small & Mid Cap Value Portfolio Class 3
09/30/02@-
01/31/03    $  2,618       1.75%+(1)           0.41%+(1)             7*
01/31/04      42,387       1.75(1)            (0.21)(1)             16
01/31/05     134,471       1.41(1)(2)          0.32(1)(2)           21

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   #  Commencement of operations
   @  Inception date of class
 (1) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                            EXPENSES
                                                          --------------------------------------------
                                                          1/01      1/02      1/03      1/04      1/05
                                                          --------------------------------------------
     Small & Mid Cap Value Class 3......................   --%       --%      5.62%+    1.56%     1.40%

                                                                   NET INVESTMENT INCOME (LOSS)
                                                          -----------------------------------------------
                                                          1/01      1/02      1/03       1/04       1/05
                                                          -----------------------------------------------
     Small & Mid Cap Value Class 3......................   --%       --%      (3.47)%+   (0.02)%     0.34%

 (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:

                                                                     ---------------------
                                                                     1/03    1/04    1/05
                                                                     ---------------------
       Small & Mid-Cap Value Class 3...............................   --%     --%    0.04%

--------------------------------------------------------------------------------------------------------------------------------
               NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*     INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
--------------------------------------------------------------------------------------------------------------------------------
                                      International Diversified Equities Portfolio Class 3
09/30/02@-
01/31/03      $5.49      $  --         $(0.33)        $(0.33)       $   --          $  --         $   --       $5.16     (6.01)%
01/31/04       5.16       0.01           1.99           2.00         (0.27)            --          (0.27)       6.89     39.29
01/31/05       6.89       0.03           0.84           0.87         (0.14)            --          (0.14)       7.62     12.79

----------  -----------------------------------------------------
              NET                      RATIO OF NET
             ASSETS     RATIO OF        INVESTMENT
             END OF    EXPENSES TO   INCOME (LOSS) TO
  PERIOD     PERIOD      AVERAGE         AVERAGE        PORTFOLIO
  ENDED     (000'S)    NET ASSETS       NET ASSETS      TURNOVER
----------  -----------------------------------------------------
            International Diversified Equities Portfolio Class 3
09/30/02@-
01/31/03    $  2,480    1.33%+            (0.29)%+          48%
01/31/04      39,947      1.48             0.11             49
01/31/05     106,732      1.50(1)          0.41(1)          25

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense deductions.
   +  Annualized
   @  Inception date of class
 (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:

                                                                   -------------
                                                                   1/04     1/05
                                                                   -------------
     International Diversified Equities Class 3..................    --%    0.00%

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
               NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF     TOTAL
  ENDED     OF PERIOD   (LOSS)*     INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
---------------------------------------------------------------------------------------------------------------------------------
                                                 Foreign Value Portfolio Class 3
09/30/02@-
01/31/03     $ 9.20      $(0.03)       $(0.03)        $(0.06)       $(0.03)(2)     $   --         $(0.03)      $ 9.11     (0.64)%
01/31/04       9.11        0.00          3.93           3.93          0.00          (0.10)         (0.10)       12.94     43.18
01/31/05      12.94        0.12          1.79           1.91         (0.13)         (0.27)         (0.40)       14.45     14.74

----------  -----------------------------------------------------
              NET                      RATIO OF NET
             ASSETS     RATIO OF        INVESTMENT
             END OF    EXPENSES TO   INCOME (LOSS) TO
  PERIOD     PERIOD      AVERAGE         AVERAGE        PORTFOLIO
  ENDED     (000'S)    NET ASSETS       NET ASSETS      TURNOVER
----------  -----------------------------------------------------
                       Foreign Value Portfolio Class 3
09/30/02@-
01/31/03    $  4,099      2.05%+(1)       (1.04)%+(1)        1%
01/31/04      63,404      1.76(1)          0.00(1)           7
01/31/05     190,704      1.43(1)(2)       0.95(1)(2)       13

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense reductions.
   +  Annualized
   @  Inception date of class
   #  Commencement of operations
 (1) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                                                NET INVESTMENT
                                                                         EXPENSES                INCOME (LOSS)
                                                                   --------------------    -------------------------
                                                                   1/03    1/04    1/05    1/03       1/04     1/05
                                                                   --------------------    -------------------------
     Foreign Value Class 3.......................................  6.21%+  1.58%   1.42%   (5.20)%+   0.18%    0.96%

 (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:

                                                                   ----
                                                                   1/05
                                                                   ----
     Foreign Value Class 3.......................................  0.01%

SunAmerica Series Trust

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This Prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 54299, Los Angeles, California 90054-0299.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
-  File No. 811-7238

                                                         SunAmerica Series Trust
                                       41